Apr. 02, 2024
BNY Mellon National Municipal Money Market Fund
BNY Mellon National Municipal Money Market Fund
April 2, 2024 BNY MELLON FUNDS TRUST - BNY Mellon National Municipal Money Market Fund Supplement to Current Prospectus